SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



March 1, 1996


EDGAR Postmaster, BDM: Postmaster


Re:  Anchor Series Trust
     Securities Act File No. 2-86188
     Post-Effective Amendment No. 25

Ladies and Gentlemen:

     I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated February 29, 1996, no changes were made from the Prospectus and the Statement of Additional Information contained in Post Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on February 29, 1996.

     Please provide a Notice of Acceptance for receipt of this filing.


                                   Very truly yours


                                   /s/ Hilary R. Kastleman
                                   Hilary R. Kastleman
                                   Assistant Vice President